Revenues - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) charter	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Time charter revenue	$ 235,129	$ 146,499
Revenue from premium for use of scrubbers	$ 10,071	$ 13,929
Number of vessels employed under voyage charter | charter	0
Remaining performance obligation			$ 222
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Premium for use of scrubbers, sulfur content	0.50%
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	12 months
Charter contract typical term	5 years
Premium for use of scrubbers, sulfur content	3.50%